Vanguard® PRIMECAP Fund
Schedule of Investments (unaudited)
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.7%)
Communication Services (6.9%)
*	Alphabet Inc. Class A	745,237	1,819,712
*	Baidu Inc. ADR	5,274,778	1,075,527
*	Alphabet Inc. Class C	393,161	985,387
*	Walt Disney Co.	2,899,825	509,702
	Activision Blizzard Inc.	3,884,000	370,689
*	Facebook Inc. Class A	635,750	221,057
*	Charter Communications Inc. Class A	246,800	178,054
*	Take-Two Interactive Software Inc.	333,200	58,983
*	T-Mobile US Inc.	360,800	52,255
*	Live Nation Entertainment Inc.	550,340	48,204
*	Altice USA Inc. Class A	703,700	24,025
	Comcast Corp. Class A	412,369	23,513
	Nintendo Co. Ltd.	1,750	1,013
	Electronic Arts Inc.	5,700	820
			5,368,941
Consumer Discretionary (12.8%)
*	Alibaba Group Holding Ltd. ADR	9,044,917	2,051,206
*	Tesla Inc.	2,409,700	1,637,873
	Sony Group Corp. ADR	15,005,932	1,458,877
	Ross Stores Inc.	7,941,200	984,709
*	Amazon.com Inc.	257,480	885,772
	Whirlpool Corp.	3,027,832	660,128
	TJX Cos. Inc.	8,663,900	584,120
*,1	Mattel Inc.	27,518,338	553,119
	L Brands Inc.	3,747,614	270,053
*	Carnival Corp.	6,154,065	162,221
*	Royal Caribbean Cruises Ltd.	1,817,947	155,035
	eBay Inc.	1,320,000	92,677
*	Burlington Stores Inc.	248,000	79,854
*	Marriott International Inc. Class A	556,710	76,002
*	Dollar Tree Inc.	637,000	63,381
	Restaurant Brands International Inc.	808,900	52,126
*	Hilton Worldwide Holdings Inc.	423,766	51,115
	McDonald's Corp.	191,800	44,304
	Lowe's Cos. Inc.	220,000	42,673
*	Las Vegas Sands Corp.	712,300	37,531
	MGM Resorts International	553,400	23,602
*	Ulta Beauty Inc.	21,000	7,261
*	O'Reilly Automotive Inc.	11,000	6,228
*	AutoZone Inc.	2,750	4,104
			9,983,971

		Shares	Market Value ($000)
Consumer Staples (0.2%)
	Sysco Corp.	994,000	77,284
	Altria Group Inc.	621,700	29,643
	Mowi ASA	418,000	10,642
	Constellation Brands Inc. Class A	25,700	6,011
	Philip Morris International Inc.	43,300	4,291
			127,871
Energy (1.4%)
	Hess Corp.	5,913,900	516,402
	Pioneer Natural Resources Co.	2,098,800	341,097
	EOG Resources Inc.	1,790,800	149,424
*,2	Transocean Ltd.	11,863,773	53,624
	Schlumberger NV	75,200	2,407
			1,062,954
Financials (8.0%)
	Wells Fargo & Co.	29,723,527	1,346,179
	Charles Schwab Corp.	16,835,216	1,225,772
	JPMorgan Chase & Co.	7,656,675	1,190,919
	Bank of America Corp.	23,008,632	948,646
	Marsh & McLennan Cos. Inc.	5,044,515	709,662
	U.S. Bancorp	3,717,300	211,775
	Raymond James Financial Inc.	1,241,810	161,311
	Citigroup Inc.	2,047,300	144,846
	Progressive Corp.	924,000	90,746
	CME Group Inc.	275,068	58,501
	Goldman Sachs Group Inc.	152,000	57,689
	Morgan Stanley	625,000	57,306
	Discover Financial Services	206,125	24,383
			6,227,735
Health Care (24.8%)
	Eli Lilly & Co.	19,125,408	4,389,664
*,1	Biogen Inc.	9,276,353	3,212,123
	Amgen Inc.	9,590,855	2,337,771
[2]	AstraZeneca plc ADR	26,846,368	1,608,097
	Thermo Fisher Scientific Inc.	2,529,329	1,275,971
*	Boston Scientific Corp.	28,414,944	1,215,023
	Novartis AG ADR	11,438,025	1,043,605
	Roche Holding AG	1,816,013	684,343
	Bristol-Myers Squibb Co.	8,827,313	589,841
*	BioMarin Pharmaceutical Inc.	6,232,239	520,018
*	Elanco Animal Health Inc. (XNYS)	13,946,419	483,801
*	BeiGene Ltd. ADR	1,140,440	391,388
	Abbott Laboratories	3,093,095	358,582
	Zimmer Biomet Holdings Inc.	1,575,930	253,441
	CVS Health Corp.	2,410,000	201,090
	Medtronic plc	1,335,000	165,714
	Agilent Technologies Inc.	822,516	121,576
*	IQVIA Holdings Inc.	442,224	107,160
	Stryker Corp.	389,200	101,087
*	Edwards Lifesciences Corp.	607,500	62,919
[3]	Siemens Healthineers AG	851,517	52,209
	Sanofi ADR	969,000	51,028
	Alcon Inc.	433,987	30,492
	GlaxoSmithKline plc ADR	548,000	21,821
	Danaher Corp.	54,452	14,613
*	Waters Corp.	27,030	9,342
	UnitedHealth Group Inc.	5,735	2,296

		Shares	Market Value ($000)
	Humana Inc.	4,138	1,832
			19,306,847
Industrials (14.4%)
	FedEx Corp.	9,109,058	2,717,505
*	Southwest Airlines Co.	27,530,378	1,461,588
	Siemens AG (Registered)	8,602,217	1,365,850
*	United Airlines Holdings Inc.	13,219,803	691,264
*	Airbus SE	5,242,788	675,548
	Caterpillar Inc.	2,649,268	576,560
	Union Pacific Corp.	2,611,300	574,303
*	American Airlines Group Inc.	21,435,513	454,647
*	Delta Air Lines Inc.	9,562,500	413,674
	United Parcel Service Inc. Class B	1,952,970	406,159
*	Alaska Air Group Inc.	4,268,000	257,403
	Textron Inc.	3,708,000	254,999
*	TransDigm Group Inc.	343,916	222,613
	Carrier Global Corp.	3,261,300	158,499
	Deere & Co.	400,000	141,084
	AMETEK Inc.	864,750	115,444
	CSX Corp.	3,417,000	109,617
	Otis Worldwide Corp.	1,334,100	109,089
	General Dynamics Corp.	549,330	103,417
*	Lyft Inc. Class A	1,614,570	97,649
	Raytheon Technologies Corp.	895,000	76,353
	Honeywell International Inc.	240,000	52,644
	Rockwell Automation Inc.	177,000	50,626
	L3Harris Technologies Inc.	227,800	49,239
	Pentair plc	586,000	39,549
	nVent Electric plc	887,900	27,738
*	Ryanair Holdings plc ADR	250,000	27,053
*	Uber Technologies Inc.	27,450	1,376
			11,231,490
Information Technology (28.1%)
	Microsoft Corp.	11,723,968	3,176,023
*	Adobe Inc.	5,104,957	2,989,667
	Texas Instruments Inc.	12,848,492	2,470,765
*	Micron Technology Inc.	26,036,174	2,212,554
	KLA Corp.	4,485,240	1,454,160
	Intel Corp.	21,524,787	1,208,402
	NetApp Inc.	10,123,771	828,327
	Telefonaktiebolaget LM Ericsson ADR	63,308,926	796,426
	Intuit Inc.	1,568,000	768,587
	QUALCOMM Inc.	4,273,586	610,824
	NVIDIA Corp.	739,640	591,786
	Oracle Corp.	6,689,900	520,742
	Analog Devices Inc.	2,755,160	474,328
	HP Inc.	15,402,426	464,999
	Hewlett Packard Enterprise Co.	30,671,716	447,194
	Visa Inc. Class A	1,883,000	440,283
*	PayPal Holdings Inc.	1,233,470	359,532
	Cisco Systems Inc.	5,158,679	273,410
	Entegris Inc.	2,067,522	254,243
	Apple Inc.	1,850,000	253,376
	Applied Materials Inc.	1,452,300	206,807
	Corning Inc.	4,354,000	178,079
*	Splunk Inc.	1,056,701	152,778
*,1	Plantronics Inc.	3,645,100	152,110

		Shares	Market Value ($000)
*,2	BlackBerry Ltd.	9,975,500	121,901
*	Autodesk Inc.	414,200	120,905
	Mastercard Inc. Class A	211,600	77,253
	Fidelity National Information Services Inc.	540,000	76,502
*	Palo Alto Networks Inc.	112,700	41,817
*	Western Digital Corp.	550,000	39,143
*	RingCentral Inc. Class A	133,950	38,923
*	Keysight Technologies Inc.	233,000	35,978
*	Dell Technologies Class C	276,000	27,509
	Infineon Technologies AG ADR	75,000	3,023
*	Okta Inc.	3,500	856
*	Arista Networks Inc.	1,000	362
			21,869,574
Materials (1.1%)
	Albemarle Corp.	1,697,835	286,017
*	Glencore plc	31,120,519	133,572
	DuPont de Nemours Inc.	1,410,456	109,183
	Dow Inc.	1,635,217	103,477
	Freeport-McMoRan Inc.	2,414,900	89,617
	Linde plc	279,200	80,717
	Corteva Inc.	1,348,416	59,802
			862,385
Real Estate (0.0%)
	Alexandria Real Estate Equities Inc.	25,000	4,548
Total Common Stocks (Cost $25,440,150)			76,046,316
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[4,5]	Vanguard Market Liquidity Fund, 0.056% (Cost $3,020,836)	30,209,638	3,020,964
Total Investments (101.6%) (Cost $28,460,986)			79,067,280
Other Assets and Liabilities—Net (-1.6%)			(1,226,186)
Net Assets (100%)			77,841,094
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,176,308,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $52,209,000, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,218,192,000 was received for securities on loan, of which $1,210,810,000 is held in Vanguard Market Liquidity Fund and $7,382,000 is held in cash.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	73,123,139	2,923,177	—	76,046,316
Temporary Cash Investments	3,020,964	—	—	3,020,964
Total	76,144,103	2,923,177	—	79,067,280

D.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2021 Market Value ($000)
Biogen Inc.	2,586,564	77,760	42,670	8,876	581,593	—	—	3,212,123
Mattel Inc.	314,153	12,816	3,025	(111)	229,286	—	—	553,119
NetApp Inc.	554,573	—	183,684	87,756	369,682	17,368	—	NA1
Plantronics Inc.	43,480	—	343	(809)	109,782	—	—	152,110
Southwest Airlines Co.	1,283,631	—	369,166	246,153	300,970	—	—	NA1
Vanguard Market Liquidity Fund	1,421,884	NA2	NA2	65	(273)	763	—	3,020,964
Whirlpool Corp.	727,169	1,888	198,263	43,924	85,410	13,137	—	NA1
Total	6,931,454			385,854	1,676,450	31,268	—	6,938,316
1	Not applicable—at June 30, 2021, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.